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Jeffrey Riedler, Esq.	Milan	Washington, D.C.
Assistant Director
Division of Corporation Finance	File No. 042073-0009
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Zogenix, Inc.

SEC File No. 333-169210

Registration Statement on Form S-1 filed September 3, 2010

Amendment No. 1 filed October 12, 2010

Amendment No. 2 filed October 27, 2010

Amendment No. 3 filed November 4, 2010

Amendment No. 4 filed November 10, 2010

Dear Mr. Riedler:

We are in receipt of the Staff’s letter dated November 8, 2010 with respect to the above-referenced Registration Statement. We are responding to the Staff’s comment on behalf of Zogenix, Inc. (“Zogenix” or the “Company”) as set forth below. Simultaneously with the filing of this letter, Zogenix is submitting via EDGAR Amendment No. 4 to its Registration Statement on Form S-1 (the “Amendment”), responding to the Staff’s comments. Courtesy copies of this letter and the Amendment are being submitted to the Staff by hand delivery.

Zogenix’s responses set forth in this letter are numbered to correspond to the numbered comment in the Staff’s letter. All terms used but not defined herein have the meanings assigned to such terms in the Amendment. For ease of reference, we have set forth the Staff’s comment and Zogenix’s response below.

Exhibits

1.	In a pre-effective amendment to your registration statement, please revise Exhibit 1.1 to name your subsidiary in Exhibit B and include a copy of your form of lock-up agreement in Exhibit D thereto.

Zogenix’s Response: Zogenix acknowledges the Staff’s comment and has re-filed Exhibit 1.1 with the Amendment in accordance with the Staff’s comment.

November 12, 2010

* * * * *

Any comments or questions regarding the foregoing should be directed to the undersigned at 858-523-5435. Thank you in advance for your cooperation in connection with this matter.

Very truly yours,

/s/ Cheston J. Larson

Cheston J. Larson

of LATHAM & WATKINS LLP

cc:	Jennifer Riegel, Securities and Exchange Commission

Tabatha Akins, Securities and Exchange Commission

Roger L. Hawley, Zogenix, Inc.

Ann Rhoads, Zogenix, Inc.

Trisha Millican, Zogenix, Inc.

Matthew T. Bush, Latham & Watkins LLP

Eric S. Hauter, Esq., Sidley Austin LLP

John Clift, Ernst & Young LLP

Esther Jeska, Ernst & Young LLP